UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Daruma Capital Management LLC
Address: 80 West 40th Street
         9th Floor
         New York, New York  10018

13F File Number:  028-03917

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Veronica T. Stork
Title:     Chief Compliance Officer
Phone:     212-869-4000

Signature, Place, and Date of Signing:

 /s/ Veronica T. Stork     New York, New York     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    50

Form 13F Information Table Value Total:    $1,587,008 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              005125109    54891  3632790 SH       SOLE                  1494960        0  2137830
ADVANTAGE OIL & GAS LTD        COM              00765F101    25250  8501840 SH       SOLE                  3335640        0  5166200
AIR METHODS CORP               COM PAR $.06     009128307    33333   339270 SH       SOLE                   139590        0   199680
ALLSCRIPTS HEALTHCARE SOLUTN   COM              01988P108    38914  3560285 SH       SOLE                  1460144        0  2100141
AMERIGROUP CORP                COM              03073T102    43343   657610 SH       SOLE                   293670        0   363940
ARMSTRONG WORLD INDS INC NEW   COM              04247X102    57515  1169950 SH       SOLE                   528090        0   641860
AVERY DENNISON CORP            COM              053611109     2873   105090 SH       SOLE                   105090        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    35014   750400 SH       SOLE                   366070        0   384330
BRADY CORP                     CL A             104674106    31373  1140424 SH       SOLE                   465314        0   675110
BRUNSWICK CORP                 COM              117043109    44023  1981240 SH       SOLE                   898920        0  1082320
CADENCE DESIGN SYSTEM INC      COM              127387108    53334  4852940 SH       SOLE                  2182870        0  2670070
CERNER CORP                    COM              156782104     3454    41790 SH       SOLE                    41790        0        0
CIENA CORP                     COM NEW          171779309    54482  3328160 SH       SOLE                  1368280        0  1959880
COSTAR GROUP INC               COM              22160N109    69300   853450 SH       SOLE                   351000        0   502450
CROCS INC                      COM              227046109    55701  3448960 SH       SOLE                  1537890        0  1911070
DEALERTRACK HLDGS INC          COM              242309102      361    12000 SH       SOLE                     4960        0     7040
GENTEX CORP                    COM              371901109     2412   115570 SH       SOLE                   115570        0        0
HEALTHSOUTH CORP               COM NEW          421924309    67933  2920584 SH       SOLE                  1299085        0  1621499
HILL ROM HLDGS INC             COM              431475102    35819  1161064 SH       SOLE                   477150        0   683914
INTERFACE INC                  COM              458665304    48206  3536770 SH       SOLE                  1454730        0  2082040
ION GEOPHYSICAL CORP           COM              462044108    37604  5706180 SH       SOLE                  2334160        0  3372020
KNOLL INC                      COM NEW          498904200    39464  2940680 SH       SOLE                  1209730        0  1730950
LAM RESEARCH CORP              COM              512807108     3215    85190 SH       SOLE                    85190        0        0
LIFE TECHNOLOGIES CORP         COM              53217V109     2765    61460 SH       SOLE                    61460        0        0
LIFE TIME FITNESS INC          COM              53217R207    61204  1315940 SH       SOLE                   541310        0   774630
LUMBER LIQUIDATORS HLDGS INC   COM              55003T107    77961  2307230 SH       SOLE                   950810        0  1356420
MAXIMUS INC                    COM              577933104    61249  1183550 SH       SOLE                   518920        0   664630
MEDNAX INC                     COM              58502B106     3158    46070 SH       SOLE                    46070        0        0
PALL CORP                      COM              696429307     3191    58220 SH       SOLE                    58220        0        0
PENNEY J C INC                 COM              708160106     2127    91260 SH       SOLE                    91260        0        0
PINNACLE ENTMT INC             COM              723456109    34996  3637864 SH       SOLE                  1773840        0  1864024
PLEXUS CORP                    COM              729132100    13045   462575 SH       SOLE                   189120        0   273455
PROGRESS SOFTWARE CORP         COM              743312100    49071  2351249 SH       SOLE                   966930        0  1384319
QEP RES INC                    COM              74733V100     3613   120570 SH       SOLE                   120570        0        0
REGAL BELOIT CORP              COM              758750103     4163    66860 SH       SOLE                    66860        0        0
RF MICRODEVICES INC            COM              749941100     2344   551580 SH       SOLE                   551580        0        0
RIVERBED TECHNOLOGY INC        COM              768573107     3060   189450 SH       SOLE                   189450        0        0
ROGERS CORP                    COM              775133101    38217   964820 SH       SOLE                   396830        0   567990
ROVI CORP                      COM              779376102    47786  2435560 SH       SOLE                  1082520        0  1353040
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     3464   133080 SH       SOLE                   133080        0        0
SEMTECH CORP                   COM              816850101    30791  1266080 SH       SOLE                   522800        0   743280
SHUTTERFLY INC                 COM              82568P304    57743  1881490 SH       SOLE                   838350        0  1043140
SIRONA DENTAL SYSTEMS INC      COM              82966C103     2851    63350 SH       SOLE                    63350        0        0
SOTHEBYS                       COM              835898107    38906  1166260 SH       SOLE                   517400        0   648860
UNITED STATIONERS INC          COM              913004107    38080  1413000 SH       SOLE                   637130        0   775870
VALEANT PHARMACEUTICALS INTL   COM              91911K102     3305    73782 SH       SOLE                    73782        0        0
VERA BRADLEY INC               COM              92335C106    33090  1569750 SH       SOLE                   645100        0   924650
VERISIGN INC                   COM              92343E102     4056    93100 SH       SOLE                    93100        0        0
WABTEC CORP                    COM              929740108    59175   758560 SH       SOLE                   312070        0   446490
WRIGHT EXPRESS CORP            COM              98233Q105    69783  1130640 SH       SOLE                   504060        0   626580